Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Total	Capital stock	Treasury shares [member]	Surplus on issue/sale of shares [member]	Special reserve [member]	Additional paid-in capital [member]	Income from transactions with non-controlling shareholders	Legal [member]	Tax incentive [member]	Retained earnings [member]	Retained (losses) earnings	Other comprehensive income	Shareholders' equity attributed to controlling shareholders	Non-Controlling Shareholders
Beginning balance at Dec. 31, 2018	R$ 2,574,102	R$ 427,073	R$ (19,408)	R$ 72,216	R$ 0	R$ 257,114	R$ (92,066)	R$ 18,650	R$ 82,072	R$ 1,336,293	R$ 0	R$ 492,158	R$ 2,574,102	R$ 0
Net income for the year	69,397	0	0	0	0	0	0	0	0	0	69,397	0	69,397	0
Exchange rate effect on the conversion from hyperinflationary economy	393	0	0	0	0	0	0	0	0	0	0	393	393	0
Other comprehensive income	(41,354)	0	0	0	0	0	0	0	0	0	0	(41,354)	(41,354)	0
Total other comprehensive income for the period	28,436	0	0	0	0	0	0	0	0	0	69,397	(40,961)	28,436	0
Capital increase	24,242	24,242	0	0	0	0	0			0	0	0	24,242	0
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	40,285	0	0	0	0	40,285	0	0	0	0	0	0	40,285	0
Exercise of stock option plans and restricted shares	(2,142)	0	12,717	2,998	0	(17,857)	0	0	0	0	0	0	(2,142)	0
Adjustment effect of hyperinflationary economy	34,216	0	0	0	0	34,145	0	0	0	71	0	0	34,216	0
Ending balance at Jun. 30, 2019	2,699,139	451,315	(6,691)	75,214	0	313,687	(92,066)	18,650	82,072	1,336,364	69,397	451,197	2,699,139	0
Beginning balance at Dec. 31, 2019	3,362,345	1,485,436	0	1,096,398	206,592	0	0	0	(149,020)	0	0	815,006	3,362,346	0
Net income for the year	(1,217,022)	0	0	0	0	0	0	0	0	(1,209,296)	0	0	(1,209,296)	(7,726)
Exchange rate effect on the conversion from hyperinflationary economy	(4,247)	0	0	0	0	0	0	0	0	0	0	(4,247)	(4,247)	0
Other comprehensive income	5,801,629	0	0	0	0	0	0	0	0	0	0	5,793,600	5,793,600	8,029
Total other comprehensive income for the period	4,580,360	0	0	0	0	0	0	0	0	(1,209,296)	0	5,789,353	4,580,057	303
Transfer of reserve on April 30, 2020	0	0	0	0	(147,592)	0			147,592	0		0	0	0
Subscription of shares through the Board of Directors' Meeting held on 3 January 2020	13,302,449	3,397,746	0	9,877,148	0	0			0	0		0	13,274,894	27,555
Subscription of shares through the Board of Directors' Meeting held on 30 June 2020	1,995,107	1,995,107	0	0	0	0			0	0		0	1,995,107	0
Share repurchase	(54,936)	0	(54,936)	0	0	0			0	0		0	(54,936)	0
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	33,944	0	0	0	0	33,944	0	0	0	0	0	0	33,944	0
Exercise of stock option plans and restricted shares	23,722	38,748	40,981	0	0	(56,007)	0	0	0	0	0	0	23,722	0
Adjustment effect of hyperinflationary economy	30,471	0	0	0	0	26,679	0	0	3,792	0	0	0	30,471	0
Ending balance at Jun. 30, 2020	R$ 23,273,463	R$ 6,917,037	R$ (13,955)	R$ 10,973,546	R$ 59,000	R$ 4,616	R$ 0	R$ 0	R$ 2,364	R$ (1,209,296)	R$ 0	R$ 6,604,359	R$ 23,245,605	R$ 27,858